Financial risk management objectives and policies - Schedule of Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of detailed information about hedges [line items]
Net loss	$ 0.4	$ 8.7	$ (1.2)
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net loss	(3.7)	(4.5)	(0.3)
Tax expense (recovery)	$ 0.9	$ (0.1)	$ (1.1)